Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Future Minimum Lease Commitments	Future minimum lease commitments as of December 31, 2021 are as follows:
2022	$1,508
2023	1,696
2024	1,746
2025	1,799
Thereafter	605
$7,354